INCOME AND MINING TAXES - Components of Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax assets:
Property, plant and mine development	$ 1,350	$ 1,107
Inventory	74	72
Reclamation and remediation	329	373
Net operating losses, capital losses and tax credits	1,276	2,226
Investment in partnerships and subsidiaries	86	920
Employee-related benefits	254	374
Derivative instruments and unrealized loss on investments	101	187
Other	263	229
Deferred tax assets gross	3,733	5,488
Valuation allowances	(2,815)	(3,873)
Deferred tax assets net	918	1,615
Deferred income tax liabilities:
Property, plant and mine development	(841)	(639)
Inventory	64	167
Reclamation and remediation	(12)
Net undistributed earnings of subsidiaries	0	(6)
Derivative instruments and unrealized gain on investments		(4)
Other	(47)	(46)
Deferred tax liabilities	964	862
Net deferred income tax assets (liabilities)	(46)
Net deferred income tax assets (liabilities)		753
Net deferred income tax assets and liabilities consist of:
Non-current deferred income tax assets	549	1,345
Non-current deferred income tax liabilities	(595)	(592)
Net deferred income tax assets (liabilities)	$ (46)
Net deferred income tax assets (liabilities)		$ 753